Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,207,754.14
Total Fee Amount	2,238.30
Total Offset Amount	0.00
Net Fee	$ 2,238.30
Offering Table N/A
Offset Table N/A	N/A